Annual Total Returns - FidelityAssetManagerFunds-AMCIZComboPRO - FidelityAssetManagerFunds-AMCIZComboPRO - Fidelity Asset Manager 40%	Nov. 29, 2023
Bar Chart Table:
Annual Return, Inception Date	Oct. 02, 2018
Fidelity Advisor Asset Manager 40% - Class A
Bar Chart Table:
Annual Return 2013	10.65%
Annual Return 2014	4.93%
Annual Return 2015	(0.67%)
Annual Return 2016	5.78%
Annual Return 2017	11.42%
Annual Return 2018	(4.46%)
Annual Return 2019	15.56%
Annual Return 2020	12.74%
Annual Return 2021	7.71%
Annual Return 2022	(13.91%)